Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,428,759.00
Previously Paid Amount	0.00
Total Fee Amount	14,457.04
Total Offset Amount	0.00
Net Fee	$ 14,457.04